Note 17 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	€ 13,677		€ 16,578		€ 12,910
Cost of tangible assets	13,535		13,677		16,578
Accrued depreciation	5,371		6,067		5,437
Accrued depreciation	5,641		5,371		6,067
Impairment of tangible assets	483		443		244
Impairment of tangible assets	596		483		443
Tangible assets	7,823		10,068		7,229
Tangible assets	7,298		7,823		10,068
Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	585		651		4,175
Accrued depreciation changes in the year	740		781		876
Impairment of tangible assets changes in the year	161	[1]	125		94
Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(347)		(498)		(433)
Accrued depreciation changes in the year	(298)		(260)		(296)
Impairment of tangible assets changes in the year	0		0		(3)
Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(1,616)	[2]	0
Accrued depreciation changes in the year	0		(765)	[2]	0
Impairment of tangible assets changes in the year	0		(8)	[2]	0
Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(147)		(272)		(88)
Accrued depreciation changes in the year	(39)		(58)		(30)
Impairment of tangible assets changes in the year	(5)		(51)		121
Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(233)		(1,166)		14
Accrued depreciation changes in the year	(134)		(470)		(23)
Impairment of tangible assets	483		443
Impairment of tangible assets changes in the year	(43)		(26)		(13)
Impairment of tangible assets			483		443
Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		76	[2]	103	[3]
Impairment of tangible assets changes in the year	0
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	4,380		6,001		5,939
Cost of tangible assets	4,350		4,380		6,001
Accrued depreciation	833		1,253		1,138
Accrued depreciation	900		833		1,253
Impairment of tangible assets	149		212		217
Impairment of tangible assets	114		149		212
Tangible assets	3,398		4,536		4,584
Tangible assets	3,336		3,398		4,536
Land and buildings [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	58		157		90
Accrued depreciation changes in the year	79		83		92
Impairment of tangible assets changes in the year	0	[1]	18		14
Land and buildings [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(5)		(10)		(44)
Accrued depreciation changes in the year	(19)		(2)		(38)
Impairment of tangible assets changes in the year	0		0		(3)
Land and buildings [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(925)	[2]	0
Accrued depreciation changes in the year	0		(373)	[2]	0
Impairment of tangible assets changes in the year	0		(8)	[2]	0
Land and buildings [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(112)		(248)		(41)
Accrued depreciation changes in the year	(23)		(42)		(16)
Impairment of tangible assets changes in the year	(24)		(68)		(16)
Land and buildings [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	29		(595)		57
Accrued depreciation changes in the year	30		(110)		43
Impairment of tangible assets changes in the year	(11)		(5)		0
Land and buildings [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		24	[2]	34	[3]
Impairment of tangible assets changes in the year	0
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	52		56		70
Cost of tangible assets	67		52		56
Accrued depreciation	0		0		0
Accrued depreciation	0		0		0
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	52		56		70
Tangible assets	67		52		56
Work in progress [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	31		54		63
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0	[1]	0		0
Work in progress [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)		(23)		(20)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(31)	[2]	0
Accrued depreciation changes in the year	0		0	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Work in progress [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(8)		(2)		(51)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(7)		(2)		(6)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets	0		0
Impairment of tangible assets changes in the year	0		0		0
Impairment of tangible assets			0		0
Work in progress [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0	[2]	0	[3]
Impairment of tangible assets changes in the year	0
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	5,515		6,351		6,314
Cost of tangible assets	5,388		5,515		6,351
Accrued depreciation	3,859		4,344		4,212
Accrued depreciation	3,833		3,859		4,344
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	1,656		2,007		2,102
Tangible assets	1,555		1,656		2,007
Furniture, fixtures and vehicles [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	262		255		335
Accrued depreciation changes in the year	358		370		431
Impairment of tangible assets changes in the year	1	[1]	26		20
Furniture, fixtures and vehicles [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(281)		(294)		(302)
Accrued depreciation changes in the year	(259)		(248)		(255)
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(366)	[2]	0
Accrued depreciation changes in the year	0		(321)	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Furniture, fixtures and vehicles [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(29)		(5)		(8)
Accrued depreciation changes in the year	(17)		(12)		(13)
Impairment of tangible assets changes in the year	17		0		0
Furniture, fixtures and vehicles [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(79)		(426)		12
Accrued depreciation changes in the year	(108)		(294)		(57)
Impairment of tangible assets	0		0
Impairment of tangible assets changes in the year	(18)		(26)		(20)
Impairment of tangible assets			0		0
Furniture, fixtures and vehicles [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		20	[2]	26	[3]
Impairment of tangible assets changes in the year	0
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	3,061		3,516		0
Cost of tangible assets	3,154		3,061		3,516
Accrued depreciation	582		370		0
Accrued depreciation	811		582		370
Impairment of tangible assets	274		191		0
Impairment of tangible assets	427		274		191
Tangible assets	2,205		2,955		0
Tangible assets	1,916		2,205		2,955
Right of use assets [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	230		183		3,574
Accrued depreciation changes in the year	284		312		338
Impairment of tangible assets changes in the year	151	[1]	68		60
Right of use assets [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(59)		(157)		(57)
Accrued depreciation changes in the year	(16)		(10)		(3)
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(294)	[2]	0
Accrued depreciation changes in the year	0		(71)	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Right of use assets [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(34)		(60)		(1)
Accrued depreciation changes in the year	(5)		(9)		(1)
Impairment of tangible assets changes in the year	0		10		127
Right of use assets [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(44)		(127)		0
Accrued depreciation changes in the year	(34)		(42)		(7)
Impairment of tangible assets	274		191
Impairment of tangible assets changes in the year	2		5		4
Impairment of tangible assets			274		191
Right of use assets [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		32	[2]	43	[3]
Impairment of tangible assets changes in the year	0
Right to use investment properties [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	123		101		0
Cost of tangible assets	162		123		101
Accrued depreciation	27		11		0
Accrued depreciation	47		27		11
Impairment of tangible assets	26		14		0
Impairment of tangible assets	34		26		14
Tangible assets	70		76		0
Tangible assets	81		70		76
Right to use investment properties [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	4		0		101
Accrued depreciation changes in the year	15		12		11
Impairment of tangible assets changes in the year	8	[1]	12		0
Right to use investment properties [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(3)		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[2]	0
Accrued depreciation changes in the year	0		0	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Right to use investment properties [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	35		25		0
Accrued depreciation changes in the year	5		4		0
Impairment of tangible assets changes in the year	0		0		14
Right to use investment properties [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets	26		14
Impairment of tangible assets changes in the year	0		0		0
Impairment of tangible assets			26		14
Right to use investment properties [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0	[2]	0	[3]
Impairment of tangible assets changes in the year	0
Investment property [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	201		216		201
Cost of tangible assets	147		201		216
Accrued depreciation	16		15		11
Accrued depreciation	17		16		15
Impairment of tangible assets	34		26		27
Impairment of tangible assets	21		34		26
Tangible assets	151		175		163
Tangible assets	109		151		175
Investment property [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		2		12
Accrued depreciation changes in the year	4		3		4
Impairment of tangible assets changes in the year	1	[1]	1		0
Investment property [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(1)		(11)		(10)
Accrued depreciation changes in the year	(4)		0		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[2]	0
Accrued depreciation changes in the year	0		0	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Investment property [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1		18		13
Accrued depreciation changes in the year	1		1		0
Impairment of tangible assets changes in the year	2		7		(4)
Investment property [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(54)		(24)		0
Accrued depreciation changes in the year	0		(3)		0
Impairment of tangible assets	34		26
Impairment of tangible assets changes in the year	(16)		0		3
Impairment of tangible assets			34		26
Investment property [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0	[2]	0	[3]
Impairment of tangible assets changes in the year	0
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	345		337		386
Cost of tangible assets	267		345		337
Accrued depreciation	54		74		76
Accrued depreciation	33		54		74
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	291		263		310
Tangible assets	234		291		263
Tangible assets leased out under an operating lease [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		1		0
Impairment of tangible assets changes in the year	0	[1]	0		0
Tangible assets leased out under an operating lease [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[2]	0
Accrued depreciation changes in the year	0		0	[2]	0
Impairment of tangible assets changes in the year	0		0	[2]	0
Tangible assets leased out under an operating lease [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(78)		8		(49)
Accrued depreciation changes in the year	(21)		(21)		(2)
Impairment of tangible assets	0		0
Impairment of tangible assets changes in the year	0		0		0
Impairment of tangible assets			0		0
Tangible assets leased out under an operating lease [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		€ 0	[2]	€ 0	[3]
Impairment of tangible assets changes in the year	€ 0

[1]	(*) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49).
[2]	(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[3]	(*) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).